Other Assets (Details) - Schedule of Other Assets - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Assets (Details) - Schedule of Other Assets [Line Items]
Deferred commission expense – noncurrent	$ 3,821	$ 3,864
Trade receivables – noncurrent	1,021	792
Other, net of allowance for loss on loan receivable of $412 at December 31, 2023 and 2022	60	70
Total other assets net	$ 4,902	$ 4,726